Segmented Information - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Revenue	$ 323,069	$ 203,205	$ 960,156	$ 1,217,052	$ 2,045,422
Accounts Receivable And Contract Assets [Member]
Statements [Line Items]
Revenue	$ 17,700			$ 68,000
Percentage of entity's revenue	8.00%			12.00%
USA And Canada Segments [Member]
Statements [Line Items]
Percentage of entity's revenue description		no	no	no
Revenue	$ 46,000				$ 262,500
Percentage of entity's revenue	14.20%				12.80%